Key Management Personnel Disclosures - Summary of Number of Performance Rights Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2022 shares		Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	0		2,700,291	2,150,581
Granted				1,500,000
Balance at end of the end fiscal year Number	3,284,126		0	2,700,291
Performance rights [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	8,500,000		10,800,291	5,817,249
Granted	8,439,621		1,350,000	9,600,000
Exercised	(2,700,000)		(3,650,291)	(4,616,958)
Other changes	(900,000)		0	0
Balance at end of the end fiscal year Number	13,339,621		8,500,000	10,800,291
Vested and exercisable	1,200,000		0	0
Unvested	12,139,621		8,500,000	10,800,291
Performance rights [member] | Dr Russell Howard [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	250,000		500,000	750,000
Granted	339,621		0	0
Exercised	(250,000)		(250,000)	(250,000)
Other changes	0		0	0
Balance at end of the end fiscal year Number	339,621		250,000	500,000
Vested and exercisable	0		0	0
Unvested	339,621		250,000	500,000
Performance rights [member] | Mr Pete Meyers [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,500,000		1,773,637	547,274
Granted	0		0	1,500,000
Exercised	(500,000)		(273,637)	(273,637)
Other changes	0		0	0
Balance at end of the end fiscal year Number	1,000,000		1,500,000	1,773,637
Vested and exercisable	0		0	0
Unvested	1,000,000		1,500,000	1,773,637
Performance rights [member] | Mr Marc Voigt [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	2,400,000		3,600,000	1,666,667
Granted	3,600,000		0	3,600,000
Exercised	0		(1,200,000)	(1,666,667)
Other changes	0		0	0
Balance at end of the end fiscal year Number	6,000,000		2,400,000	3,600,000
Vested and exercisable	1,200,000		0	0
Unvested	4,800,000		2,400,000	3,600,000
Performance rights [member] | Mr Grant Chamberlain [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,350,000		426,654	853,307
Granted	0		1,350,000	0
Exercised	(450,000)		(426,654)	(426,653)
Other changes	(900,000)	[1]	0	0
Balance at end of the end fiscal year Number	0		1,350,000	426,654
Vested and exercisable	0		0	0
Unvested	0		1,350,000	426,654
Performance rights [member] | Ms Deanne Miller [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,200,000		1,800,000	833,334
Granted	1,800,000		0	1,800,000
Exercised	(600,000)		(600,000)	(833,334)
Other changes	0		0	0
Balance at end of the end fiscal year Number	2,400,000		1,200,000	1,800,000
Vested and exercisable	0		0	0
Unvested	2,400,000		1,200,000	1,800,000
Performance rights [member] | Dr Frederic Triebel [member]
Disclosure of key management personnel compensation [line items]
Balance at start of the fiscal year	1,800,000		2,700,000	1,166,667
Granted	2,700,000		0	2,700,000
Exercised	(900,000)		(900,000)	(1,166,667)
Other changes	0		0	0
Balance at end of the end fiscal year Number	3,600,000		1,800,000	2,700,000
Vested and exercisable	0		0	0
Unvested	3,600,000		1,800,000	2,700,000

[1]	The change during the year represents derecognition due to the cessation of the director’s position.